Segmentation of key figures - Net sales by region (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 51,626	$ 48,659	$ 47,445
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%	3.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 20,197	$ 18,715	17,933
Europe [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%	4.00%
US
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 16,818	$ 16,484	16,280
US | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	2.00%	1.00%
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 10,966	$ 10,219	9,799
Asia/Africa/Australasia [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%	4.00%
Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,645	$ 3,241	3,433
Canada and Latin America [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%	(6.00%)
Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 38,314	$ 36,732	35,684
Established Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%	3.00%
Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 13,312	$ 11,927	11,761
Emerging Growth Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%	1.00%
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 41,995	$ 39,013	37,714
Innovative Medicines | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%	3.00%
Innovative Medicines | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 14,919	$ 13,484	12,818
Innovative Medicines | Europe [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%	5.00%
Innovative Medicines | US
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 14,999	$ 14,342	13,789
Innovative Medicines | US | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%	4.00%
Innovative Medicines | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 9,304	$ 8,718	8,458
Innovative Medicines | Asia/Africa/Australasia [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%	3.00%
Innovative Medicines | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,773	$ 2,469	2,649
Innovative Medicines | Canada and Latin America [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%	(7.00%)
Innovative Medicines | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 31,459	$ 29,643	28,573
Innovative Medicines | Established Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%	4.00%
Innovative Medicines | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 10,536	$ 9,370	9,141
Innovative Medicines | Emerging Growth Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%	3.00%
Sandoz
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 9,631	$ 9,646	9,731
Net sales, change in %	0.00%	(1.00%)
Sandoz | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%	(1.00%)
Sandoz | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 5,278	$ 5,231	5,115
Sandoz | Europe [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%	2.00%
Sandoz | US
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,819	$ 2,142	2,491
Sandoz | US | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(15.00%)	(14.00%)
Sandoz | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,662	$ 1,501	1,341
Sandoz | Asia/Africa/Australasia [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%	12.00%
Sandoz | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 872	$ 772	784
Sandoz | Canada and Latin America [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	13.00%	(2.00%)
Sandoz | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 6,855	$ 7,089	7,111
Sandoz | Established Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)	0.00%
Sandoz | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,776	$ 2,557	$ 2,620
Sandoz | Emerging Growth Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%	(2.00%)
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Net sales, change in %	8.00%	3.00%